Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 7,421	$ 4,281
Short term bank deposits		4,102
Restricted short-term bank deposits	61	63
Trade receivables	14	202
Other receivables and prepaid expenses	103	108
TOTAL CURRENT ASSETS	7,599	8,756
NON-CURRENT ASSETS:
Property and equipment, net	591	636
Right-of-use assets, net	43	90
Investments in a joint venture accounted for using the equity method	490	527
TOTAL NON-CURRENT ASSETS	1,124	1,253
TOTAL ASSETS	8,723	10,009
CURRENT LIABILITIES:
Loans from related party	992	974
Current maturities of long-term loan	94	62
Accounts payable and accruals:
Trade	66	50
Other	1,007	957
Short term lease liabilities	38	87
TOTAL CURRENT LIABILITIES	2,197	2,130
NON-CURRENT LIABILITIES:
Long-term loan	45	78
TOTAL NON-CURRENT LIABILITIES	45	78
TOTAL LIABILITIES	2,242	2,208
EQUITY:
Common shares	98	98
Share premium	23,121	23,121
Foreign currency translation reserve	(2,575)	(2,275)
Accumulated deficit	(13,995)	(12,994)
Capital and reserves attributable to parent company shareholders	6,649	7,950
Non-Controlling interest	(168)	(149)
TOTAL EQUITY	6,481	7,801
TOTAL LIABILITIES AND EQUITY	$ 8,723	$ 10,009